Deferred Tax Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Deferred Tax Liabilities

Note 14	Deferred tax liabilities
Significant components of Deferred tax liabilities were as follows:

	As at March 31, 2019	As at December 31, 2018
	(Unaudited)
Deferred Tax Liability:
Difference between book and tax base of fixed assets	$177,908	$178,267
Deferred Tax Liability	177,908	178,267
Deferred Tax Assets:
Provision for Gratuity	19,941	19,194
Provision for Leave encashment	6,567	5,812
MAT credit	9,049	9,007
Sub Total	35,557	34,013
Less: Valuation Allowance	-	-
Deferred Tax Assets	35,557	34,013
Net Deferred Tax Liability	$142,351	$144,254

Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying values of assets and liabilities and their respective tax bases.

At March 31, 2019 and December 31, 2018, the Company performed an analysis of the deferred tax asset valuation allowance for net operating loss carry forward. Based on this analysis, the Company has provided a valuation allowance against the full amount of the said deferred tax asset due to management’s uncertainty about its realization.

The following table summarizes the activity related to the unrecognized tax benefits for the period ended March 31, 2019 and December 31, 2018:

	Three months ended March 31, 2019	Year ended December 31, 2018
Opening valuation allowance	$-	$40,010
Addition during the year	-	(40,010)
Reduction during the year	-	-
Closing valuation allowance	$-	$-

Note 14	Deferred tax liabilities

Significant components of Deferred tax liabilities as at December 31, 2018 and 2017 were as follows:

	As at December 31, 2018	As at December 31, 2017
Deferred Tax Liability:
Difference between book and tax base of fixed assets	$178,267	$253,585
Deferred Tax Liability	178,267	253,585
Deferred Tax Assets:
Provision for Gratuity	19,194	31,305
Provision for Leave encashment	5,812	11,729
Net operating loss carry forward	-	40,010
MAT credit	9,007	14,383
Sub Total	34,013	97,427
Less: Valuation Allowance	-	40,010
Deferred Tax Assets	34,013	57,417
Net Deferred Tax Liability	$144,254	$196,168

Net Deferred Tax Liability

Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying values of assets and liabilities and their respective tax bases.

At December 31, 2018 and 2017, the Company performed an analysis of the deferred tax asset valuation allowance for net operating loss carry forward. Based on this analysis, the Company has provided a valuation allowance against the full amount of the said deferred tax asset due to management’s uncertainty about its realization. The Company recorded a valuation allowance of $51,721 and $56,368 related to tax credit carry forward as of December 31, 2018 and 2017, respectively.

The following table summarizes the activity related to the unrecognized tax benefits for the years ended December 31, 2018 and 2017

	Twelve Months Ended December 31,
	2018	2017
Balance as of January 1	$40,010	$63,560
Decreases related to prior year tax positions	(40,010)	(16,358)
Effect of exchange rate changes	-	(7,192)
Balance as of December 31	$-	$40,010